Employee Benefit Expenses - Summary of Employee Benefit Expenses (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Classes Of Employee Benefits Expense [Line Items]
Wages and salaries	$ 2,009,721	RM 8,847,798	RM 3,647,956
Defined contribution plans	203,474	895,795	433,442
Other short-term benefits	148,021	651,659	117,510
Total	2,361,216	10,395,252	4,198,908
Director [member]
Classes Of Employee Benefits Expense [Line Items]
Wages and salaries	675,525	2,974,000	1,222,000
Defined contribution plans	64,055	282,000	138,180
Other short-term benefits	754	3,319	2,082
Total	$ 740,334	RM 3,259,319	RM 1,362,262	RM 0